INCOME TAX - Income (loss) before provision for income taxes (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
INCOME TAX
Outside China areas	¥ (18,976,517)	$ (2,649,020)	¥ (27,573,933)	¥ (34,038,460)
China	(24,723,180)	(3,451,222)	(23,861,877)	(27,419,593)
Loss before income tax	¥ (43,699,697)	$ (6,100,242)	¥ (51,435,810)	¥ (61,458,053)